BALANCE SHEET INFORMATION - Schedule of Other Accrued Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Balance Sheet Related Disclosures [Abstract]
Accrued Expenses	$ 6,646	$ 4,251	$ 1,988	$ 4,984
Asset Retirement Obligation, Current	2,769	2,069	2,513	4,590
Accrued Income Taxes, Current	365	1,044	1,509	943
Product Warranty Accrual, Current	1,353	1,545	2,094	1,899
Interest Payable, Current	458	524	494	278
Operating Lease, Liability, Current	1,375	1,256	1,364	1,727
Other Accrued Liabilities, Current	3,535	3,297	3,704	2,141
Accrued Liabilities, Current, Total	$ 16,501	$ 13,986	$ 13,666	$ 16,562
Operating Lease, Liability, Current, Statement of Financial Position	Accrued Liabilities, Current, Total	Accrued Liabilities, Current, Total	Accrued Liabilities, Current, Total	Accrued Liabilities, Current, Total